The Hartford Mutual Funds, Inc.
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087

November 7, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds, Inc., File Nos. 333-02381/811-07589

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and statement of additional information being used in connection with the offering of shares of The Hartford Mutual Funds, Inc. (the “Registrant”) under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.              that the form of prospectuses and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 134 to the Registrant’s registration statement (the “Amendment”) filed on November 7, 2014; and

2.              that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on November 7, 2014.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-4077.

Sincerely,

/s/ Lisa Zeises
Lisa Zeises
Assistant Secretary

cc:                                John V. O’Hanlon, Esq.

Alice A. Pellegrino, Esq.